Other Non-Current Assets - Additional Information (Details) shares in Millions				12 Months Ended
	Oct. 26, 2022 USD ($)	Nov. 30, 2021 oz qtr	Apr. 28, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Detailed Information about Other Assets [Line Items]
Gain on modification of debt				$ 4,958,000	$ 0
Promissory notes receivables due from associates, due third installment				19,900,000
Other current assets				40,033,000	33,549,000
Loss in OCI on remeasurement of the fair value of equity securities				134,226,000	(100,144,000)
Share Purchase Warrants
Disclosure of Detailed Information about Other Assets [Line Items]
Number of other equity instruments granted In sharebased payment arrangement (in shares) | shares			5
Bear Creek
Disclosure of Detailed Information about Other Assets [Line Items]
Annual compound interest rate	15.00%
Percentage of monthly free cash flows	50.00%
Minimum monthly repayment amount	$ 500,000
Gain on modification of debt	$ 1,900,000
Promissory notes receivables due from associates, due third installment				25,300,000
Pilar Gold Inc.
Disclosure of Detailed Information about Other Assets [Line Items]
Promissory notes receivables due from associates, due third installment				8,800,000	7,600,000
Annual interest rate on associates		5.00%
Impairment loss recognized					7,500,000
Number of quarterly deliveries | qtr		4
Quarterly delivery of ounces of gold received (in ounces) | oz		300
Current derivative assets				800,000	700,000
Loss in OCI on remeasurement of the fair value of equity securities				0	2,500,000
Fair value of gold deliveries				1,200,000	$ 1,000,000
Bear Creek
Disclosure of Detailed Information about Other Assets [Line Items]
Current receivables due from associates				$ 5,400,000